UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Income Opportunities Fund

Semi-Annual Report

October 31, 2013

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/ dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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The views expressed and any forward-looking statements are as of October 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Income Opportunities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted significantly during the period as economic optimism surged in the opening months of 2013, spurring a rally in equities; a rise in U.S. Treasury yields; and, ultimately, significant outperformance from high-yield bonds.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Opportunities Fund for the six-month period that ended October 31, 2013. Fixed-income markets shifted significantly during the period as economic optimism surged in the opening months of 2013, spurring a rally in equities; a rise in U.S. Treasury yields; and, ultimately, significant outperformance from high-yield bonds. Most investment-grade bond sectors experienced price declines along with rising Treasury yields during much of 2013. However, below-investment-grade securities tended to perform better as their higher-yield spreads cushioned some of the yield increases from the Treasury markets before rallying later in the period. On the whole, U.S. high-yield corporate securities generated strong positive returns during the period, overcoming significant price corrections in June 2013.

The return of economic optimism in 2013 led to declines in bond prices as yields rose higher.

Before the period began, U.S. Treasury yields began to rise higher on optimistic expectations for a strengthening U.S. economy during the opening months of 2013. Consequently, fixed-income security yields shifted higher and prices declined across much of the U.S. investment-grade bond sectors, most notably in the longer-maturity ranges, as investors began to reprice bond yields for potential interest-rate increases in upcoming years. Nonetheless, high-yield securities generally withstood the rate shocks and continued to provide positive returns.

These trends continued into May 2013 which was rattled by geopolitical events, domestic terrorism in Boston, and uncertain global economic conditions. U.S. Treasury prices increased sharply, temporarily erasing all of the price losses endured in January 2013 and, in fact, crossing over into positive gains. Meanwhile, U.S. high-yield bonds continued to generate positive returns for the month.

Unfortunately, this streak for high yield would end in May 2013 as a massive rally in the U.S. equity markets erupted, driving U.S. Treasury prices down and this time dragging with them the high-yield bond market. These market moves resulted in the largest monthly losses across the investment-grade bond markets in nearly five years, while high yield saw its first monthly decline in just over a year.

The depreciating trends for bonds deepened in mid-June 2013 on comments from Federal Reserve (Fed) Chairman Bernanke that tapering of the Fed’s bond-buying programs could begin later in the year and that the programs may end completely around mid-2014. For the last two weeks of June 2013, that debate appeared to play out daily, as volatility buffeted both the equity and bond markets, finally capitulating to yet another sustained rally in equities and a modest retreat in bond prices. Both investment-grade bonds and high-yield bonds posted their worst monthly returns of the year in June 2013—investment-grade securities had their largest quarterly decline in nine years during the second quarter and high yield had its worst quarter since 2011.

In July and August 2013, equity exuberance quieted a bit, and fixed-income markets stabilized. Returns were more mixed, with slightly negative returns in the highest-quality securities to modestly positive in the lower credit tiers. In September and October 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Fed backtracked on its intentions to taper quantitative easing, postponing it until 2014 at the

Letter to shareholders (unaudited)	Wells Fargo Advantage Income Opportunities Fund	3

earliest. Bond markets rallied on the news through the end of the period, and the high-yield bond markets significantly outperformed the investment-grade markets.

On the whole, strong returns in high yield during the final months of the period overcame the sharp price declines during May, June, and August 2013, culminating in positive returns across the high-yield market during the full period. Thus, the theme for the period was a persistent increase in U.S. Treasury yields that pressured fixed-income security prices before relaxing in September and October 2013. High-yield securities benefited from yield cushioning during the yield rises before rallying on strong investor appetite for equity-correlated returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The theme for the period was a persistent increase in U.S. Treasury yields that pressured fixed-income security prices before relaxing in September and October 2013. High-yield securities benefited from yield cushioning during the yield rises before rallying on strong investor appetite for equity-correlated returns.

4	Wells Fargo Advantage Income Opportunities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income. Capital appreciation is a secondary objective.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Niklas Nordenfelt, CFA

Phillip Susser

Average annual total returns1 (%) as of October 31, 2013

	1 year	5 year	10 year
Based on market value	(4.29)	21.10	6.85
Based on net asset value (NAV) per share	7.90	18.99	7.32

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Adviser has committed through February 25, 2014, to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s borrowing expenses to an amount that is 0.05% lower than what the borrowing expenses would have been if the Fund had not redeemed its Auction Market Preferred Shares. The Fund’s gross and net expense ratios for the six months ended October 31, 2013, were 1.27% and 1.02%, respectively, which includes 0.07% of interest expense. Without this waiver and/or reimbursement, the Fund’s returns would have been lower.

Comparison of NAV vs. market value[2]

The Fund is leveraged through a secured debt borrowing facility and also may incur leverage by issuing preferred shares in the future. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market price of common shares. Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments that they are designed to hedge or to closely track. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities.

1.	Total returns based on market value are calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

2.	This chart does not reflect any brokerage commissions on the purchase and sale of the Fund’s common stock. Dividends and distributions have the effect of reducing the Fund’s NAV.

Performance highlights (unaudited)	Wells Fargo Advantage Income Opportunities Fund	5

MANAGER’S DISCUSSION

The Fund’s return based on market value was -4.29% during the 6 months ended October 31, 2013. During the same period, the Fund’s returns based on NAV was 7.90%.

Overview

Fixed-income markets generally struggled as Treasury yields rose in anticipation of a reduction in the extraordinarily loose Federal Reserve (Fed) policies. Expectations that tapering in the Fed’s monthly $85 billion asset purchase program would cause rates to rise led to investors selling rate-sensitive bonds. The high-yield market was initially weak yet managed to generate positive returns in spite of the rate volatility with credit spreads declining during the period. Ultimately, the Fed surprised the markets by postponing the tapering, resulting in a strong rally across all asset classes, including high-yield bonds in the last few months of the period. Although the Fed’s decision was based on weaker-than-hoped-for economic data, the continuation of a low-interest-rate environment spurred investor confidence and provided support to the market.

Ten largest holdings[3] (%) as of October 31, 2013
Texas Competitive Electric Holdings LLC, 3.71%, 10-10-2014	3.31
Dell Incorporated, 0.00% 4-30-2020	2.66
Sprint Capital Corporation, 6.88%, 11-15-2028	2.59
Jabil Circuit Incorporated, 8.25%, 3-15-2018	2.29
Greektown Superholdings Incorporated Series A, 13.00%, 7-1-2015	1.93
Nielsen Finance LLC, 7.75%, 10-15-2018	1.83
CCM Merger Incorporated, 9.13%, 5-1-2019	1.65
Sabine Pass LNG LP, 7.50%, 11-30-2016	1.55
Local TV Finance LLC, 9.25%, 6-15-2015	1.44
Sabine Pass LNG LP, 6.50%, 11-1-2020	1.39

Credit quality[4] as of October 31, 2013

Contributors to performance

The Fund benefited from the continuation of accommodative monetary policy. The interest earned on higher yields combined with a decline in spreads helped offset market shifts to higher interest rates. Compared with the broad high-yield market, the Fund’s lower exposure to interest-rate sensitivity was a positive contributor to performance. A number of well-performing securities and a significant allocation to the information technology sector also aided performance.

Detractors to performance

The Fund continued to be positioned conservatively with less higher-yielding and more higher-quality issues than the broad high-yield market. Although the market was volatile during the period, the volatility was almost entirely due to rising interest rates. Credit continued to outperform with lower-quality securities outperforming amid a market that continues to benefit from the Fed-induced low interest rates. In addition, Fund holdings within the pipelines and electric utilities sectors detracted from performance due to the impact from low natural gas prices.

3.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

4.	Credit quality is subject to change and is calculated based on the total market value of bonds held by the Fund. The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings. Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

6	Wells Fargo Advantage Income Opportunities Fund	Performance highlights (unaudited)

Effective maturity distribution[5] as of October 31, 2013

Management outlook

The Fund’s focus is on bottom-up security selection of bonds issued by companies with high intrinsic value, which, in our view, limits downside risk. Much of the high-yield market performance has been driven by the extraordinarily low interest rates, which allow highly indebted and highly leveraged companies to meet interest expense and term out maturities. The Fund continues to avoid companies that rely on such conditions to persist. As a result of the strategy of avoiding uncompensated risk, the Fund maintains its lower-volatility profile. We do not feel it is prudent to stretch for yield in the current environment because of the relatively low compensation for taking incremental risk. That said, conditions are quite benign for the high-yield market, with the bulk of issuers enjoying high interest coverage ratios (ability to generate sufficient cash to meet interest expense) and low near-term maturities. We believe default rates may remain well below historical averages and high yield may continue to outperform rate-sensitive fixed-income markets.

5.	Effective maturity distribution is subject to change and are calculated based on the total long-term investments of the Fund.

Portfolio of investments—October 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	7

Security name			Shares	Value

Common Stocks: 0.18%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †(a)(i)			2,149	$0

Telecommunication Services: 0.18%

Diversified Telecommunication Services: 0.18%
Fairpoint Communications Incorporated †			134,376	1,255,072

Total Common Stocks (Cost $3,109,765)				1,255,072

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 108.62%

Consumer Discretionary: 25.36%

Auto Components: 2.37%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$8,015,000	8,636,162
Cooper Tire & Rubber Company	7.63	3-15-2027	4,305,000	4,132,800
Cooper Tire & Rubber Company	8.00	12-15-2019	150,000	154,125
Goodyear Tire & Rubber Company	7.00	5-15-2022	700,000	752,500
United Rentals North America Incorporated	5.75	7-15-2018	2,675,000	2,868,938

				16,544,525

Diversified Consumer Services: 2.30%
Ceridian HCM Holding Incorporated 144A	11.00	3-15-2021	75,000	87,750
Service Corporation International	6.75	4-1-2016	1,250,000	1,365,625
Service Corporation International	7.00	6-15-2017	1,250,000	1,401,563
Service Corporation International	7.00	5-15-2019	1,125,000	1,209,375
Service Corporation International	7.50	4-1-2027	7,078,000	7,573,460
Service Corporation International	7.63	10-1-2018	1,100,000	1,259,500
Service Corporation International	8.00	11-15-2021	885,000	1,014,431
Sotheby’s 144A	5.25	10-1-2022	2,265,000	2,163,075

				16,074,779

Hotels, Restaurants & Leisure: 8.26%
Burger King Corporation	9.88	10-15-2018	1,600,000	1,794,000
CCM Merger Incorporated 144A	9.13	5-1-2019	10,830,000	11,479,800
CityCenter Holdings LLC	7.63	1-15-2016	2,050,000	2,155,575
CityCenter Holdings LLC (PIK at 11.50%) ¥	10.75	1-15-2017	4,816,305	5,163,079
DineEquity Incorporated	9.50	10-30-2018	8,475,000	9,428,437
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	12,887,000	13,450,806
Greektown Superholdings Incorporated Series B	13.00	7-1-2015	1,475,000	1,539,531
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	320,000	328,800
Pinnacle Entertainment Incorporated	7.50	4-15-2021	6,187,000	6,790,232
Ruby Tuesday Incorporated	7.63	5-15-2020	3,405,000	3,268,800
Scientific Games Corporation	9.25	6-15-2019	1,130,000	1,218,988
Speedway Motorsports Incorporated	6.75	2-1-2019	980,000	1,040,025

				57,658,073

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Household Durables: 0.19%
American Greetings Corporation	7.38%	12-1-2021	$950,000	$947,625
Tempur Sealy International Incorporated	6.88	12-15-2020	325,000	346,938

				1,294,563

Media: 9.99%
Allbritton Communications Company	8.00	5-15-2018	3,274,000	3,503,180
Cablevision Systems Corporation	8.63	9-15-2017	2,975,000	3,465,876
CCO Holdings LLC	8.13	4-30-2020	746,000	816,870
Cinemark USA Incorporated	7.38	6-15-2021	1,525,000	1,669,875
CSC Holdings LLC	7.63	7-15-2018	1,145,000	1,319,611
CSC Holdings LLC	7.88	2-15-2018	1,650,000	1,909,875
CSC Holdings LLC	8.63	2-15-2019	635,000	750,887
DISH DBS Corporation	5.13	5-1-2020	575,000	582,187
DISH DBS Corporation	7.88	9-1-2019	2,260,000	2,627,250
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	2,690,000	2,861,487
EchoStar DBS Corporation	7.13	2-1-2016	1,160,000	1,281,800
EchoStar DBS Corporation	7.75	5-31-2015	650,000	710,937
Gray Television Incorporated 144A	7.50	10-1-2020	1,615,000	1,691,713
Gray Television Incorporated	7.50	10-1-2020	6,920,000	7,248,700
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,843,013
Lamar Media Corporation	7.88	4-15-2018	4,090,000	4,355,850
Lamar Media Corporation Series C	9.75	4-1-2014	620,000	641,700
LIN Television Corporation	6.38	1-15-2021	500,000	510,000
LIN Television Corporation	8.38	4-15-2018	3,475,000	3,705,219
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	330,000	350,625
Local TV Finance LLC 144A	9.25	6-15-2015	9,943,218	10,042,650
Lynx I Corporation 144A	5.38	4-15-2021	605,000	608,025
Lynx II Corporation 144A	6.38	4-15-2023	605,000	620,125
National CineMedia LLC	6.00	4-15-2022	3,635,000	3,780,400
National CineMedia LLC	7.88	7-15-2021	1,150,000	1,270,750
Nexstar Broadcasting Group Incorporated 144A	6.88	11-15-2020	3,510,000	3,667,950
Regal Cinemas Corporation	8.63	7-15-2019	6,665,000	7,198,200
Regal Entertainment Group	5.75	6-15-2023	665,000	656,688

				69,691,443

Specialty Retail: 2.25%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	730,000	739,125
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,985,000	2,128,912
L Brands Incorporated	6.63	4-1-2021	925,000	1,017,500
Neiman Marcus Group Limited 144A	8.00	10-15-2021	340,000	348,075
Penske Auto Group Incorporated	5.75	10-1-2022	1,965,000	1,960,088
RadioShack Corporation	6.75	5-15-2019	3,698,000	2,449,925
Rent-A-Center Incorporated	6.63	11-15-2020	2,765,000	2,920,531
Toys “R” Us Property Company II LLC	8.50	12-1-2017	4,025,000	4,155,813

				15,719,969

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—October 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Energy: 20.68%

Energy Equipment & Services: 5.44%
Cleaver Brooks Incorporated 144A	8.75%	12-15-2019	$475,000	$516,562
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,825,000	1,939,063
Era Group Incorporated	7.75	12-15-2022	4,285,000	4,359,987
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	315,000	328,387
Gulfmark Offshore Incorporated	6.38	3-15-2022	7,433,000	7,488,748
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	4,395,000	4,318,088
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	840,000	863,100
NGPL PipeCo LLC 144A	7.77	12-15-2037	8,690,000	7,538,575
Oil States International Incorporated	6.50	6-1-2019	3,759,000	4,003,335
PHI Incorporated	8.63	10-15-2018	5,955,000	6,356,963
Pride International Incorporated	8.50	6-15-2019	210,000	268,012

				37,980,820

Oil, Gas & Consumable Fuels: 15.24%
Crestwood Midstream Partners LP 144A%%	6.13	3-1-2022	475,000	485,687
CVR Refining LLC/Coffeyville Finance Incorporated	6.50	11-1-2022	2,850,000	2,857,125
Denbury Resources Incorporated	4.63	7-15-2023	675,000	622,687
Denbury Resources Incorporated	6.38	8-15-2021	700,000	747,250
Denbury Resources Incorporated	8.25	2-15-2020	5,965,000	6,561,500
El Paso Corporation	6.50	9-15-2020	1,155,000	1,233,847
El Paso Corporation	7.00	6-15-2017	3,183,000	3,592,538
El Paso Corporation	7.25	6-1-2018	3,149,000	3,565,969
El Paso Corporation	7.42	2-15-2037	1,820,000	1,723,600
El Paso Corporation	7.80	8-1-2031	3,050,000	3,147,478
Energy Transfer Equity LP	7.50	10-15-2020	5,950,000	6,872,249
Exterran Partners LP 144A	6.00	4-1-2021	3,100,000	3,084,500
Ferrellgas LP	9.13	10-1-2017	2,300,000	2,417,300
Inergy Midstream LP 144A	6.00	12-15-2020	1,230,000	1,257,675
Kinder Morgan Energy 144A	6.00	1-15-2018	125,000	136,080
Murphy Oil USA Incorporated 144A	6.00	8-15-2023	635,000	644,525
Northern Tier Energy LLC	7.13	11-15-2020	2,390,000	2,437,800
Petrohawk Energy Corporation	7.88	6-1-2015	2,045,000	2,093,569
Petrohawk Energy Corporation	10.50	8-1-2014	1,065,000	1,091,625
Pioneer Natural Resources Company	7.50	1-15-2020	3,170,000	3,930,486
Plains Exploration & Production Company	8.63	10-15-2019	6,380,000	7,059,802
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	6,255,000	5,269,838
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	630,000	559,125
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	10,760,000	8,123,800
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	4,425,000	3,628,500
Sabine Pass LNG LP 144A	5.63	2-1-2021	1,425,000	1,439,250
Sabine Pass LNG LP 144A	5.63	4-15-2023	1,425,000	1,396,500
Sabine Pass LNG LP	6.50	11-1-2020	9,260,000	9,676,700
Sabine Pass LNG LP	7.50	11-30-2016	9,675,000	10,799,719
Semgroup LP 144A	7.50	6-15-2021	4,200,000	4,399,500
Suburban Propane Partners LP	7.38	3-15-2020	1,475,000	1,581,938
Suburban Propane Partners LP	7.38	8-1-2021	592,000	637,880
Suburban Propane Partners LP	7.50	10-1-2018	802,000	861,148
Tesoro Corporation	9.75	6-1-2019	2,185,000	2,387,113

				106,324,303

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 21.74%

Commercial Banks: 1.66%
CIT Group Incorporated 144A	5.25%	4-1-2014	$1,205,000	$1,224,581
CIT Group Incorporated	5.25	3-15-2018	875,000	946,094
CIT Group Incorporated 144A	5.50	2-15-2019	2,225,000	2,408,561
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	6,950,000	7,019,500

				11,598,736

Consumer Finance: 12.96%
Ally Financial Incorporated	5.50	2-15-2017	1,325,000	1,431,000
Ally Financial Incorporated	6.75	12-1-2014	1,869,000	1,967,122
Ally Financial Incorporated	7.50	12-31-2013	6,855,000	6,911,896
Ally Financial Incorporated	7.50	9-15-2020	1,930,000	2,258,100
Ally Financial Incorporated	8.00	3-15-2020	1,545,000	1,834,687
Ally Financial Incorporated	8.30	2-12-2015	8,820,000	9,558,675
American General Finance Corporation	5.40	12-1-2015	2,650,000	2,775,875
American General Finance Corporation	5.75	9-15-2016	2,325,000	2,458,687
American General Finance Corporation	6.50	9-15-2017	550,000	583,000
BMC Software Finance Incorporated 144A	8.13	7-15-2021	1,025,000	1,083,937
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	5,420,000	5,620,540
Ford Motor Credit Company LLC	8.00	12-15-2016	200,000	237,556
General Motors Financial Company Incorporated	6.75	6-1-2018	2,770,000	3,137,025
Homer City Funding LLC (PIK at 9.23%) ¥	8.73	10-1-2026	3,084,040	3,184,271
International Lease Finance Corporation 144A	6.75	9-1-2016	2,200,000	2,444,750
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,168,519
International Lease Finance Corporation	8.63	9-15-2015	1,700,000	1,891,250
Level 3 Financing Incorporated	10.00	2-1-2018	4,555,000	4,868,156
Nielsen Finance LLC	4.50	10-1-2020	200,000	196,000
Nielsen Finance LLC	7.75	10-15-2018	11,690,000	12,742,100
SLM Corporation	7.25	1-25-2022	1,600,000	1,712,000
SLM Corporation	8.00	3-25-2020	6,460,000	7,380,550
SLM Corporation	8.45	6-15-2018	3,110,000	3,630,925
Springleaf Finance Corporation 144A	6.00	6-1-2020	3,800,000	3,743,000
Springleaf Finance Corporation	6.90	12-15-2017	6,950,000	7,523,375
Springleaf Finance Corporation 144A	7.75	10-1-2021	100,000	107,500

				90,450,496

Diversified Financial Services: 2.52%
Denali Borrower/Finance Corporation 144A	5.63	10-15-2020	7,150,000	7,078,500
MPH Intermediate Holding Company (PIK at 9.13%) 144A¥	8.38	8-1-2018	575,000	597,281
Neuberger Berman Group LLC 144A	5.63	3-15-2020	900,000	933,750
Neuberger Berman Group LLC 144A	5.88	3-15-2022	1,125,000	1,150,313
Nuveen Investments Incorporated	5.50	9-15-2015	6,830,000	6,625,100
Nuveen Investments Incorporated 144A	9.13	10-15-2017	1,220,000	1,183,400

				17,568,344

Insurance: 0.15%
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	995,000	1,037,287

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—October 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Real Estate Management & Development: 1.18%
Hockey Incorporated 144A	7.88%	10-1-2021	$4,560,000	$4,708,200
Onex Corporation 144A	7.75	1-15-2021	3,480,000	3,549,600

				8,257,800

REITs: 3.27%
DuPont Fabros Technology Incorporated 144A	5.88	9-15-2021	7,670,000	7,861,750
Omega Healthcare Investors Incorporated	6.75	10-15-2022	3,375,000	3,695,625
Sabra Health Care Incorporated	5.38	6-1-2023	1,425,000	1,392,938
Sabra Health Care Incorporated	8.13	11-1-2018	1,853,000	2,010,505
The Geo Group Incorporated	5.13	4-1-2023	3,000,000	2,812,500
The Geo Group Incorporated 144A	5.88	1-15-2022	4,350,000	4,382,625
The Geo Group Incorporated	6.63	2-15-2021	605,000	640,544

				22,796,487

Health Care: 5.24%

Health Care Equipment & Supplies: 0.39%
Hologic Incorporated	6.25	8-1-2020	2,590,000	2,751,875

Health Care Providers & Services: 4.60%
Aviv Healthcare Properties LP 144A	6.00	10-15-2021	850,000	871,250
Aviv Healthcare Properties LP	7.75	2-15-2019	3,725,000	4,018,344
Capella Healthcare Incorporated	9.25	7-1-2017	1,455,000	1,562,306
Centene Corporation	5.75	6-1-2017	1,925,000	2,054,937
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,360,000	1,395,700
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	140,000	146,825
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,800,000	1,926,000
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	700,000	791,000
HCA Incorporated	5.88	3-15-2022	750,000	789,375
HCA Incorporated	6.50	2-15-2020	5,675,000	6,313,438
HCA Incorporated	7.50	11-15-2095	1,350,000	1,215,000
HCA Incorporated	8.50	4-15-2019	975,000	1,046,906
Health Management Associates Incorporated	6.13	4-15-2016	475,000	522,500
HealthSouth Corporation	5.75	11-1-2024	100,000	99,250
HealthSouth Corporation	7.25	10-1-2018	675,000	725,625
HealthSouth Corporation	8.13	2-15-2020	820,000	903,025
MPT Operating Partnership LP	6.38	2-15-2022	1,325,000	1,368,063
MPT Operating Partnership LP	6.88	5-1-2021	3,175,000	3,413,125
Multiplan Incorporated 144A	9.88	9-1-2018	565,000	624,325
Select Medical Corporation	6.38	6-1-2021	1,560,000	1,505,400
Tenet Healthcare Corporation 144A	6.00	10-1-2020	355,000	375,413
Tenet Healthcare Corporation 144A	8.13	4-1-2022	400,000	438,000

				32,105,807

Health Care Technology: 0.12%
Healthcare Technology Intermediate Incorporated (PIK at 8.13%) 144A¥	7.38	9-1-2018	790,000	816,663

Pharmaceuticals: 0.13%
Pinnacle Incorporated 144A	9.50	10-1-2023	835,000	880,925

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 5.52%

Aerospace & Defense: 0.30%
TransDigm Group Incorporated	7.75%	12-15-2018	$1,939,000	$2,084,425

Air Freight & Logistics: 0.69%
Bristow Group Incorporated	6.25	10-15-2022	4,555,000	4,782,750

Airlines: 0.53%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,357,465
Aviation Capital Group Corporation 144A	7.13	10-15-2020	1,210,000	1,342,127

				3,699,592

Commercial Services & Supplies: 1.26%
ADT Corporation 144A	6.25	10-15-2021	990,000	1,050,637
Covanta Holding Corporation	6.38	10-1-2022	900,000	929,786
Interface Incorporated	7.63	12-1-2018	270,000	293,625
Iron Mountain Incorporated	5.75	8-15-2024	475,000	453,625
Iron Mountain Incorporated	6.00	8-15-2023	3,560,000	3,622,300
Iron Mountain Incorporated	8.38	8-15-2021	2,244,000	2,423,520

				8,773,493

Machinery: 0.97%
Columbus McKinnon Corporation	7.88	2-1-2019	1,575,000	1,691,156
H&E Equipment Services Incorporated	7.00	9-1-2022	4,680,000	5,101,200

				6,792,356

Professional Services: 0.63%
Interactive Data Corporation	10.25	8-1-2018	4,005,000	4,425,525

Trading Companies & Distributors: 0.84%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	5,435,000	5,829,037

Transportation Infrastructure: 0.30%
Florida East Coast Railway Corporation	8.13	2-1-2017	1,465,000	1,541,912
Watco Companies LLC 144A	6.38	4-1-2023	570,000	564,300

				2,106,212

Information Technology: 7.86%

Communications Equipment: 0.63%
Avaya Incorporated	9.75	11-1-2015	1,150,000	1,138,500
CyrusOne LP	6.38	11-15-2022	500,000	503,750
Lucent Technologies Incorporated	6.45	3-15-2029	3,100,000	2,728,000

				4,370,250

Electronic Equipment, Instruments & Components: 2.35%
CDW Financial Corporation	12.54	10-12-2017	372,000	386,880
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	16,001,590

				16,388,470

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—October 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services: 0.06%
Equinix Incorporated	7.00%	7-15-2021	$125,000	$136,562
Verisign Incorporated	4.63	5-1-2023	290,000	282,388

				418,950

IT Services: 4.45%
Audatex North America Incorporated 144A	6.00	6-15-2021	2,300,000	2,374,750
Audatex North America Incorporated 144A%%	6.13	11-1-2023	695,000	705,425
Audatex North America Incorporated	6.75	6-15-2018	1,375,000	1,470,287
Fidelity National Information Services Incorporated	7.88	7-15-2020	3,200,000	3,524,726
First Data Corporation 144A	11.75	8-15-2021	3,505,000	3,566,337
First Data Corporation 144A	7.38	6-15-2019	1,325,000	1,426,031
First Data Corporation	11.25	3-31-2016	9,555,000	9,602,775
SunGard Data Systems Incorporated	7.38	11-15-2018	7,230,000	7,663,800
SunGard Data Systems Incorporated	7.63	11-15-2020	650,000	707,688

				31,041,819

Software: 0.37%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,155,000	1,195,425
Activision Blizzard Incorporated 144A	6.13	9-15-2023	285,000	297,825
Nuance Communications Incorporated 144A	5.38	8-15-2020	1,130,000	1,121,525

				2,614,775

Materials: 1.79%

Chemicals: 0.20%
Celanese US Holdings LLC	5.88	6-15-2021	440,000	470,800
Chemtura Corporation	5.75	7-15-2021	950,000	961,875

				1,432,675

Containers & Packaging: 1.10%
Ball Corporation	5.75	5-15-2021	400,000	422,500
Ball Corporation	6.75	9-15-2020	375,000	407,812
Crown Americas LLC	6.25	2-1-2021	515,000	545,900
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	300,000	332,250
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,145,375
Owens-Illinois Incorporated	7.80	5-15-2018	837,000	965,689
Sealed Air Corporation 144A	6.88	7-15-2033	1,715,000	1,612,100
Silgan Holdings Incorporated	5.00	4-1-2020	2,250,000	2,238,750

				7,670,376

Metals & Mining: 0.00%
Indalex Holdings Corporation (s)(a)(i)	11.50	2-1-2014	5,985,000	0

Paper & Forest Products: 0.49%
Georgia-Pacific LLC	8.88	5-15-2031	2,430,000	3,424,227

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 15.37%

Diversified Telecommunication Services: 7.41%
Citizens Communications Company	7.88%	1-15-2027	$4,205,000	$4,162,950
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,281,950
Frontier Communications Corporation	8.25	4-15-2017	2,380,000	2,751,875
Frontier Communications Corporation	8.50	4-15-2020	1,000,000	1,142,500
GCI Incorporated	6.75	6-1-2021	4,145,000	4,010,287
GCI Incorporated	8.63	11-15-2019	8,750,000	9,296,875
Qwest Corporation	7.13	11-15-2043	1,810,000	1,756,596
Qwest Corporation	7.25	9-15-2025	2,755,000	2,935,750
Qwest Corporation	7.63	8-3-2021	440,000	465,300
Syniverse Holdings Incorporated	9.13	1-15-2019	8,545,000	9,249,963
TW Telecommunications Holdings Incorporated 144A	5.38	10-1-2022	990,000	987,525
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	6,525,000	6,508,688
Windstream Corporation	7.88	11-1-2017	5,380,000	6,153,375

				51,703,634

Wireless Telecommunication Services: 7.96%
Cricket Communications Incorporated	7.75	10-15-2020	3,835,000	4,381,487
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,341,150
Crown Castle International Corporation	7.13	11-1-2019	220,000	237,600
MetroPCS Wireless Incorporated 144A	6.25	4-1-2021	290,000	303,413
MetroPCS Wireless Incorporated	6.63	11-15-2020	5,910,000	6,249,825
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	825,000	863,156
MetroPCS Wireless Incorporated	7.88	9-1-2018	3,015,000	3,256,200
SBA Telecommunications Corporation	5.63	10-1-2019	270,000	277,425
SBA Telecommunications Corporation	5.75	7-15-2020	2,795,000	2,906,800
SBA Telecommunications Corporation	8.25	8-15-2019	93,000	100,789
Sprint Capital Corporation	6.88	11-15-2028	19,000,000	18,050,000
Sprint Capital Corporation	8.75	3-15-2032	6,270,000	6,787,275
Sprint Corporation 144A	7.25	9-15-2021	330,000	355,575
Sprint Corporation 144A	7.88	9-15-2023	330,000	358,050
Sprint Nextel Corporation 144A	9.00	11-15-2018	750,000	909,375
Sprint Nextel Corporation	11.50	11-15-2021	1,200,000	1,563,000
T-Mobile USA Incorporated	6.46	4-28-2019	265,000	280,900
T-Mobile USA Incorporated	6.54	4-28-2020	275,000	291,500
T-Mobile USA Incorporated	6.63	4-28-2021	1,510,000	1,596,825
T-Mobile USA Incorporated	6.73	4-28-2022	1,445,000	1,526,281
T-Mobile USA Incorporated	6.84	4-28-2023	850,000	898,875

				55,535,501

Utilities: 5.06%

Electric Utilities: 2.92%
Energy Future Holdings Corporation	10.00	12-1-2020	150,000	157,500
Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-2017	875,000	894,688
IPALCO Enterprises Incorporated	5.00	5-1-2018	2,050,000	2,142,250
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	3,783,000	4,161,300
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	7,560,525	8,411,084
Otter Tail Corporation	9.00	12-15-2016	3,985,000	4,635,882

				20,402,704

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—October 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities: 0.56%
AmeriGas Finance LLC	6.50%	5-20-2021	$75,000	$80,250
AmeriGas Finance LLC	6.75	5-20-2020	1,675,000	1,825,750
AmeriGas Finance LLC	7.00	5-20-2022	1,840,000	1,987,200

				3,893,200

Independent Power Producers & Energy Traders: 1.58%
Calpine Corporation 144A	6.00	1-15-2022	715,000	741,812
NRG Energy Incorporated	8.50	6-15-2019	3,675,000	3,959,813
NSG Holdings LLC 144A	7.75	12-15-2025	3,640,000	3,867,500
Reliant Energy Incorporated	9.24	7-2-2017	1,621,527	1,670,173
Reliant Energy Incorporated	9.68	7-2-2026	780,000	811,200

				11,050,498

Total Corporate Bonds and Notes (Cost $725,283,714)				757,993,364

	Dividend yield		Shares
Preferred Stocks: 0.31%

Financials: 0.31%

Diversified Financial Services: 0.31%
GMAC Capital Trust I ±	8.13		81,784	2,196,718

Total Preferred Stocks (Cost $2,078,248)				2,196,718

	Interest rate		Principal

Term Loans: 14.14%
Advantage Sales & Marketing LLC	8.25	6-17-2018	$846,429	853,835
Alliance Laundry Systems LLC	9.50	12-10-2019	3,407,755	3,439,720
Applied Systems Incorporated	8.25	6-8-2017	680,000	682,836
Capital Automotive LP	4.00	4-5-2019	5,105,779	5,132,891
Capital Automotive LP	6.00	4-30-2020	2,450,000	2,520,437
CBAC Borrower LLC	8.25	7-2-2020	1,965,000	2,023,950
CCM Merger Incorporated	5.00	3-1-2017	4,604,130	4,627,150
Centaur LLC	8.75	2-20-2020	3,135,000	3,168,952
Dell Incorporated <	0.00	4-30-2020	18,645,000	18,530,333
Federal-Mogul Corporation	2.12	12-27-2014	2,000,071	1,979,710
Federal-Mogul Corporation	2.12	12-27-2015	1,534,579	1,518,957
Focus Brands Incorporated	10.25	8-21-2018	4,124,203	4,175,755
Four Seasons Holdings Incorporated	6.25	12-24-2020	550,000	563,750
HHI Holdings LLC	5.00	10-5-2018	3,348,865	3,368,388
Learfield Communications Incorporated	8.75	10-9-2021	165,000	168,300
Level 3 Financing Incorporated	4.00	1-15-2020	5,750,000	5,773,978
LTS Buyer LLC	8.00	4-12-2021	85,000	86,063
nTelos Incorporated	5.75	11-9-2019	1,120,715	1,124,918
Philadelphia Energy Solutions LLC	6.25	4-4-2018	4,736,200	4,238,899
Sedgwick CMS Holdings Incorporated	8.00	12-12-2018	850,000	863,813
Spin Holdco Incorporated	4.25	11-14-2019	1,850,000	1,845,375
Springleaf Finance Corporation	4.75	9-30-2019	775,000	782,425
Tallgrass Energy Partners LP	5.25	11-13-2018	2,358,360	2,373,099

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Texas Competitive Electric Holdings LLC	3.71%	10-10-2014	$34,355,889	$23,111,550
TWCC Holdings Corporation	7.00	6-26-2020	330,000	338,045
United Surgical Partners International Incorporated	4.75	4-3-2019	2,216,418	2,223,068
W3 Company	9.25	9-13-2020	488,775	497,329
WASH Multifamily Laundry Systems LLC	5.25	2-21-2019	2,641,725	2,648,329

Total Term Loans (Cost $107,570,400)				98,661,855

Yankee Corporate Bonds and Notes: 6.38%

Consumer Discretionary: 0.23%

Media: 0.23%
Videotron Limited	5.00	7-15-2022	745,000	731,963
Videotron Limited	6.38	12-15-2015	100,000	100,500
Videotron Limited	9.13	4-15-2018	714,000	750,593

				1,583,056

Energy: 0.29%

Oil, Gas & Consumable Fuels: 0.29%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	2,119,383	1,759,087
Griffin Coal Mining Company Limited (s)	9.50	12-1-2016	290,088	240,773

				1,999,860

Financials: 0.44%

Consumer Finance: 0.34%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	2,205,000	2,342,813

Diversified Financial Services: 0.10%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	719,250
Preferred Term Securities XII Limited (s)(i)	0.00	12-24-2033	1,540,000	15

				719,265

Health Care: 0.49%

Pharmaceuticals: 0.49%
VPII Escrow Corporation 144A	6.75	8-15-2018	1,120,000	1,226,400
VPII Escrow Corporation 144A	7.50	7-15-2021	1,995,000	2,214,450

				3,440,850

Information Technology: 0.79%

Computers & Peripherals: 0.79%
Seagate Technology HDD Holdings	6.80	10-1-2016	1,275,000	1,443,938
Seagate Technology HDD Holdings	6.88	5-1-2020	1,860,000	2,041,350
Seagate Technology HDD Holdings	7.00	11-1-2021	1,805,000	1,994,525

				5,479,813

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—October 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.83%

Metals & Mining: 0.59%
Novelis Incorporated	8.38%	12-15-2017	$1,100,000	$1,177,000
Novelis Incorporated	8.75	12-15-2020	2,675,000	2,975,938

				4,152,938

Paper & Forest Products: 0.24%
Sappi Limited 144A	7.50	6-15-2032	2,155,000	1,675,513

Telecommunication Services: 3.31%

Diversified Telecommunication Services: 3.09%
Intelsat Bermuda Limited 144A	7.75	6-1-2021	1,985,000	2,094,175
Intelsat Bermuda Limited 144A	8.13	6-1-2023	890,000	941,175
Intelsat Jackson Holdings Limited 144A	5.50	8-1-2023	4,775,000	4,607,875
Intelsat Jackson Holdings Limited	7.25	4-1-2019	6,515,000	7,019,913
Intelsat Jackson Holdings Limited	7.50	4-1-2021	2,214,000	2,413,260
Intelsat Jackson Holdings Limited	8.50	11-1-2019	905,000	993,238
Intelsat Jackson Holdings SA	7.25	10-15-2020	3,225,000	3,499,125

				21,568,761

Wireless Telecommunication Services: 0.22%
Telesat Canada Incorporated 144A	6.00	5-15-2017	1,475,000	1,541,375

Total Yankee Corporate Bonds and Notes (Cost $42,818,482)				44,504,244

	Yield		Shares

Short-Term Investments: 4.32%

Investment Companies: 4.32%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08		30,116,566	30,116,566

Total Short-Term Investments (Cost $30,116,566)				30,116,566

Total investments in securities
(Cost $910,977,175) *	133.95%	934,727,819
Other assets and liabilities, net	(33.95)	(236,887,088)

Total net assets	100.00%	$697,840,731

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2013 (unaudited)

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

%%	Security issued on a when-issued basis.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

±	Variable rate investment. The rate shown is the rate in effect at period end.

<	All or a portion of the position represents an unfunded term loan commitment.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities or unfunded term loans.

*	Cost for federal income tax purposes is $918,958,153 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$49,099,058
Gross unrealized depreciation	(33,329,392)

Net unrealized appreciation	$15,769,666

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities —October 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	19

Assets
Investments
In unaffiliated securities, at value (see cost below)	$904,611,253
In affiliated securities, at value (see cost below)	30,116,566

Total investments, at value (see cost below)	934,727,819
Cash	5,221,111
Receivable for investments sold	1,713,331
Receivable for interest and dividends	15,393,685
Prepaid expenses and other assets	17,001

Total assets	957,072,947

Liabilities
Dividends payable	4,826,367
Payable for investments purchased	23,677,776
Secured borrowing payable	230,211,266
Advisory fee payable	315,744
Due to other related parties	39,053
Accrued expenses and other liabilities	162,010

Total liabilities	259,232,216

Total net assets	$697,840,731

NET ASSETS CONSIST OF
Paid-in capital	$983,331,382
Overdistributed net investment income	(7,830,738)
Accumulated net realized losses on investments	(301,410,557)
Net unrealized gains on investments	23,750,644

Total net assets	$697,840,731

NET ASSET VALUE PER SHARE
Based on $697,840,731 divided by 70,983,001 shares issued and outstanding (100,000,000 shares authorized)	$9.83

Investments in unaffiliated securities, at cost	$880,860,609

Investments in affiliated securities, at cost	$30,116,566

Total investments, at cost	$910,977,175

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Income Opportunities Fund	Statement of operations—six months ended October 31, 2013 (unaudited)

Investment income
Interest	$33,471,378
Dividends	68,445
Income from affiliated securities	6,226

Total investment income	33,546,049

Expenses
Advisory fee	2,805,107
Administration fee	233,759
Custody and accounting fees	28,173
Professional fees	35,840
Shareholder report expenses	50,886
Trustees’ fees and expenses	5,897
Transfer agent fees	13,055
Interest expense	243,915
Secured borrowing fees	1,017,509
Other fees and expenses	27,357

Total expenses	4,461,498
Less: Fee waivers and/or expense reimbursements	(881,937)

Net expenses	3,579,561

Net investment income	29,966,488

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments	3,320,733
Net change in unrealized gains (losses) on investments	(29,203,671)

Net realized and unrealized gains (losses) on investments	(25,882,938)

Net increase in net assets resulting from operations	$4,083,550

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Income Opportunities Fund	21

	Six months ended October 31, 2013 (unaudited)	Year ended April 30, 2013

Operations
Net investment income	$29,966,488	$62,380,589
Net realized gains on investments	3,320,733	11,572,543
Net change in unrealized gains (losses) on investments	(29,203,671)	27,158,011

Net increase in net assets resulting from operations	4,083,550	101,111,143

Distributions to shareholders from
Net investment income	(28,961,064)	(64,767,000)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Reinvestment Plan	162,908	2,403,707

Total increase (decrease) in net assets	(24,714,606)	38,747,850

Net assets
Beginning of period	722,555,337	683,807,487

End of period	$697,840,731	$722,555,337

Overdistributed net investment income	$(7,830,738)	$(4,920,932)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Income Opportunities Fund	Statement of cash flows—six months ended October 31, 2013 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$4,083,550

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(254,208,973)
Proceeds from disposition of investment securities	255,640,903
Amortization	(1,263,335)
Purchase of short-term investment securities, net	(12,918,997)
Decrease in dividends and interest receivable	813,438
Decrease in receivable for investments sold	7,370,107
Decrease in prepaid expenses and other assets	82,880
Increase in payable for investments purchased	8,392,169
Increase in advisory fee payable	12,092
Increase in due to other related parties	151
Decrease in accrued expenses and other liabilities	(72,949)
Unrealized losses on investments	29,203,671
Litigation payments received	202,244
Net realized gains on investments	(3,320,733)

Net cash provided by operating activities	34,016,218

Cash flows from financing activities:
Cash distributions paid	(28,797,275)
Increase in secured borrowing payable	2,168

Net cash used in financing activities	(28,795,107)

Net increase in cash	5,221,111

Cash:
Beginning of period	$0

End of period	$5,221,111

Supplemental cash disclosure:
Cash paid for interest	$246,989

Supplemental non-cash financing disclosure:
Reinvestment of dividends	$162,908

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Opportunities Fund	23

(For a share outstanding throughout each period)

	Six months ended October 31, 2013 (unaudited)	Year ended April 30
		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.18	$9.67	$10.11	$9.69	$7.37	$12.32
Net investment income	0.42 [1]	0.88 [1]	0.95 [1]	1.02 [1]	1.06 [1]	1.35 [1]
Net realized and unrealized gains (losses) on investments	(0.36)	0.54	(0.37)	0.42	2.41	(4.91)
Distributions to preferred shareholders from
Net investment income	0.00	0.00	0.00	(0.00)[1,2]	(0.01)[1]	(0.08)[1]

Total from investment operations	0.06	1.42	0.58	1.44	3.46	(3.64)
Distributions to common shareholders from
Net investment income	(0.41)	(0.91)	(1.02)	(1.02)	(1.08)	(1.31)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.06)[1]	0.00

Total distributions to common shareholders	(0.41)	(0.91)	(1.02)	(1.02)	(1.14)	(1.31)
Net asset value, end of period	$9.83	$10.18	$9.67	$10.11	$9.69	$7.37
Market value, end of period	$9.14	$10.23	$10.29	$10.38	$9.63	$7.30
Total return based on market value[3]	(6.62)%	8.90%	10.03%	19.68%	49.84%	(25.48)%
Ratios to average net assets (annualized)
Gross expenses[4]	1.27%	1.29%	1.35%	1.44%	1.79%	3.09%
Net expenses[4]	1.02%	1.05%	1.03%	1.09%	1.13%	2.30%
Net investment income	8.52%	8.89%	9.89%	10.55%[5]	11.81%[5]	14.35%[5]
Supplemental data
Portfolio turnover rate	16%	27%	25%	42%	108%	88%
Net assets of common shareholders, end of period (000s omitted)	$697,841	$722,555	$683,807	$709,850	$676,144	$508,602

Borrowings outstanding, end of period (000s omitted)	$230,000	$230,000	$230,000	$230,000	N/A	N/A
Asset coverage per $1,000 of borrowing, end of period	$4,034	$4,142	$3,973	$4,088	N/A	N/A

Liquidation value of Preferred Shares, end of period (000s omitted)	N/A	N/A	N/A	N/A	$196,000	$196,000
Asset coverage ratio for Preferred Shares, end of period	N/A	N/A	N/A	N/A	394%	315%

1.	Calculated based upon average common shares outstanding

2.	Amount is less than $0.005.

3.	Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. Returns for periods of less than one year are not annualized

4.	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended October 31, 2013	0.07%
Year ended April 30, 2013	0.08%
Year ended April 30, 2012	0.08%
Year ended April 30, 2011	0.11%
Year ended April 30, 2010	0.02%
Year ended April 30, 2009	0.79%

5.	The net investment income ratio reflects distributions paid to preferred shareholders.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Income Opportunities Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Advantage Income Opportunities Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on December 3, 2002 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, values will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Opportunities Fund	25

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2015	2016	2017	2018
$1,830,407	$15,525,027	$130,598,584	$155,329,141

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follow

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26	Wells Fargo Advantage Income Opportunities Fund	Notes to financial statements (unaudited)

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,255,072	$0	$0	$1,255,072
Preferred stocks	2,196,718	0	0	2,196,718
Corporate bonds and notes	0	757,993,364	0	757,993,364
Term loans	0	80,623,248	18,038,607	98,661,855
Yankee corporate bonds and notes	0	44,504,244	0	44,504,244
Short-term investments
Investment companies	30,116,566	0	0	30,116,566
	$33,568,356	$883,120,856	$18,038,607	$934,727,819

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Term loans	Total
Balance as of April 30, 2013	$2,149	$20,331,214	$20,333,363
Accrued discounts (premiums)	0	8,053	8,053
Realized gains (losses)	0	(2,524)	(2,524)
Change in unrealized gains (losses)	(2,149)	(689,881)	(692,030)
Purchases	0	5,419,262	5,419,262
Sales	0	(219,409)	(219,409)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(6,808,108)	(6,808,108)
Balance as of October 31, 2013	$0	$18,038,607	$18,038,607
Change in unrealized gains (losses) relating to securities still held at October 31, 2013	$(2,149)	$(604,345)	$(606,494)

The investment types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. Funds Management has committed through February 25, 2014, to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s borrowing expenses to an amount that is 0.05% lower than what the borrowing expenses would have been if the Fund had not redeemed its Auction Market Preferred Shares (“Preferred Shares”). Funds Management contractually waived its advisory fee in the amount of $881,937 for the six months ended October 31, 2013.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.40% of the Fund’s average daily total assets.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Opportunities Fund	27

Administration fee

Funds Management also serves as the administrator to the Fund providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 shares with no par value. For the six months ended October 31, 2013, and year ended April 30, 2013, the Fund issued 15,971 and 241,079 shares, respectively.

The Fund no longer has any Preferred Shares outstanding.

6. BORROWINGS

The Fund has borrowed approximately $230 million through a secured debt financing agreement administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $230 million which expires on February 24, 2014, at which point it may be renegotiated and potentially renewed for another one-year term. At October 31, 2013, the Fund had secured borrowings outstanding in the amount of $230,211,266 (including accrued interest and usage and commitment fees payable).

The Fund’s borrowings under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 1.0%. During the six months ended October 31, 2013, an effective interest rate of 0.21% was incurred on the borrowings. Interest expense of $243,915, representing 0.07% of the Fund’s average daily net assets, was incurred during the six months ended October 31, 2013.

The Fund has pledged all of its assets to secure the borrowings and currently pays, on a monthly basis, a usage fee at an annual rate of 0.40% of the daily average outstanding principal amount of borrowings and commitment fee at an annual rate of 0.40% of the product of (i) the daily average outstanding principal amount of borrowings and (ii) 1.02. The secured borrowing fees on the Statement of Operations of $1,017,509 represents the usage fee, commitment fee and structuring fees. For the six months ended October 31, 2013, the Fund paid structuring fees in the amount of $67,660.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2013 were $190,729,310 and $149,548,464, respectively.

As of October 31, 2013, the Fund had unfunded term loan commitments of $19,730,700.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration date	Record date	Payable date	Per share amount
October 25, 2013	November 14, 2013	December 2, 2013	$0.068
November 15, 2013	December 16, 2013	January 2, 2014	0.068

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

28	Wells Fargo Advantage Income Opportunities Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

ANNUAL MEETING OF SHAREHOLDERS

On August 5, 2013, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of trustees:

Net assets voted “For”	Peter G. Gordon	$614,443,892
Net assets voted “Withhold”		$28,132,659
Net assets voted “For”	Timothy J. Penny	$613,052,485
Net assets voted “Withhold”		$29,524,066
Net assets voted “For”	Michael S. Scofield	$613,588,348
Net assets voted “Withhold”		$28,988,203

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Income Opportunities Fund	29

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2003	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage Income Opportunities Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2003	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

Automatic dividend reinvestment plan	Wells Fargo Advantage Income Opportunities Fund	31

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

32	Wells Fargo Advantage Income Opportunities Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

1-800-730-6001

Website: wellsfargoadvantagefunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. This material is being prepared by Wells Fargo Funds Distributor, LLC. Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

220815 12-13 SIO/SAR148 10-13

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 23, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 23, 2013